Identification and Activities of the Company and Subsidiaries (Details Textual)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder Outstanding shares interest in excess	5.00%
Number of shareholders	1,358
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries	23.77%
Number of shares in entity held by entity or by its subsidiaries or associates	62,556,568
Number of shares reserved for issue under options and contracts for sale of shares		62,556,568
Inversiones TLC SPA [Member] | Series A Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries	25.86%
Inversiones TLC SPA [Member] | Series B Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by entity or by its subsidiaries	25.86%
Number of shares in entity held by entity or by its subsidiaries or associates	5,516,772
Banco de Chile via State Street [Member] | Series A Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	57,235,201
Banco de Chile via State Street [Member] | Series B Stock [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	11,418,078